Derivative Liabilities (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Subordinated promissory notes [Member]	Dec. 31, 2012 Subordinated promissory notes [Member]	Dec. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Dec. 31, 2013 Placement Agent [Member] Subordinated promissory notes [Member]	Dec. 31, 2012 Placement Agent [Member] Subordinated promissory notes [Member]	Dec. 31, 2013 Wonpung services [Member]	Dec. 31, 2012 Wonpung services [Member]	Dec. 31, 2013 Exchange of debt for Series A preferred stock [Member]	Dec. 31, 2012 Exchange of debt for Series A preferred stock [Member]	Mar. 31, 2014 Series A Perferred stock [Member]	Dec. 31, 2013 Series A Perferred stock [Member]	Dec. 31, 2012 Series A Perferred stock [Member]	Dec. 31, 2013 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member]	Dec. 31, 2012 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member]	Dec. 31, 2013 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Subordinated promissory notes [Member]	Dec. 31, 2012 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Subordinated promissory notes [Member]	Dec. 31, 2013 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Placement Agent [Member]	Dec. 31, 2012 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Placement Agent [Member]	Dec. 31, 2013 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Placement Agent [Member] Subordinated promissory notes [Member]	Dec. 31, 2012 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Placement Agent [Member] Subordinated promissory notes [Member]	Dec. 31, 2013 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Wonpung services [Member]	Dec. 31, 2012 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Wonpung services [Member]	Dec. 31, 2013 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Exchange of debt for Series A preferred stock [Member]	Dec. 31, 2012 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Exchange of debt for Series A preferred stock [Member]	Dec. 31, 2013 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Series A Perferred stock [Member]	Dec. 31, 2012 Initial valuation of derivative liabilities upon issuance of new derivatives during the period [Member] Series A Perferred stock [Member]	Dec. 31, 2013 Increase in fair value of derivative liabilities [Member]	Dec. 31, 2012 Increase in fair value of derivative liabilities [Member]	Dec. 31, 2013 Increase in fair value of derivative liabilities [Member] Subordinated promissory notes [Member]	Dec. 31, 2012 Increase in fair value of derivative liabilities [Member] Subordinated promissory notes [Member]	Dec. 31, 2013 Increase in fair value of derivative liabilities [Member] Placement Agent [Member]	Dec. 31, 2012 Increase in fair value of derivative liabilities [Member] Placement Agent [Member]	Dec. 31, 2013 Increase in fair value of derivative liabilities [Member] Placement Agent [Member] Subordinated promissory notes [Member]	Dec. 31, 2012 Increase in fair value of derivative liabilities [Member] Placement Agent [Member] Subordinated promissory notes [Member]	Dec. 31, 2013 Increase in fair value of derivative liabilities [Member] Wonpung services [Member]	Dec. 31, 2012 Increase in fair value of derivative liabilities [Member] Wonpung services [Member]	Dec. 31, 2013 Increase in fair value of derivative liabilities [Member] Exchange of debt for Series A preferred stock [Member]	Dec. 31, 2012 Increase in fair value of derivative liabilities [Member] Exchange of debt for Series A preferred stock [Member]	Dec. 31, 2013 Increase in fair value of derivative liabilities [Member] Series A Perferred stock [Member]	Dec. 31, 2012 Increase in fair value of derivative liabilities [Member] Series A Perferred stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible preferred derivative liability											$ 2,030,589	$ 880,214	$ 2,219,854	$ 958,861		$ 11,762,115	$ 2,492,166										$ 299,141			$ 1,647,910	$ 872,688									$ 1,150,375	$ 581,073	$ 1,260,993	$ 958,861	$ 7,622,039	$ 1,619,478
Warrants issued				313,258	29,158	1,217,083	242,500		136,359	13,089						2,424,167	475,000			83,363	26,325	725,928	79,615	41,681	13,089					113,153	111,777			200,737	2,833	248,655	162,885	81,589						1,836,014	363,223
Derivative Liability, Current	$ 12,773,899	$ 20,103,425	$ 5,090,988												$ 10,017,353	$ 16,014,141	$ 4,339,074	$ 2,134,762	$ 1,402,635													$ 12,877,675	$ 3,688,353